FINANCIAL INSTRUMENTS (Floating-to-fixed interest rate swap contracts outstanding) (Details) - USD ($)	Dec. 29, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Long-term debt (note 11)	$ 1,235,870,000	$ 685,000,000
Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025
Disclosure of detailed information about hedging instruments [line items]
Long-term debt (note 11)	300,000,000
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Notional amount	200,000,000
Cash flow hedges | Interest rate risk | Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025
Disclosure of detailed information about hedging instruments [line items]
Notional amount	100,000,000
Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	50,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,000,000	50,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 1.06% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,000,000	25,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 0.78% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount		50,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.59% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount		25,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.23% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount		25,000,000
Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,000,000	25,000,000
Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Notional amount	50,000,000	50,000,000
Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on June 17, 2021
Disclosure of detailed information about hedging instruments [line items]
Notional amount		$ 125,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 6, 2022
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On May 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 25,000,000
Cash flow hedges | Interest rate risk | Fixed rate | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Interest rate	0.70%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.52%	1.44%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 1.06% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.17%	1.06%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 0.78% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Interest rate		0.70%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.59% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Interest rate		1.52%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.23% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Interest rate		1.17%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Interest rate	3.69%	3.20%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.12%	1.12%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 6, 2022
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.06%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On May 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Interest rate	3.20%
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 6,116,000	$ 10,184,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	771,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	714,000	646,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 1.06% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	1,153,000	1,130,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 0.78% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value		2,414,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.59% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value		439,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.23% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value		1,593,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	172,000	373,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	2,587,000	3,589,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 6, 2022
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	355,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On May 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	364,000
Accounts payable and accrued liabilities(1) | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0	0
Accounts payable and accrued liabilities(1) | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0
Accounts payable and accrued liabilities(1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value		0
Accounts payable and accrued liabilities(1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 1.06% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0	0
Accounts payable and accrued liabilities(1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 0.78% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value		0
Accounts payable and accrued liabilities(1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.59% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value
Accounts payable and accrued liabilities(1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.23% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value		0
Accounts payable and accrued liabilities(1) | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0	0
Accounts payable and accrued liabilities(1) | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0	$ 0
Accounts payable and accrued liabilities(1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 6, 2022
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0
Accounts payable and accrued liabilities(1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On May 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	$ 0